OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 29.6	$ 38.2
Yatela liability	18.5	18.5
Other liabilities	0.0	1.0
Current portion of other liabilities	29.6	18.6
Non-current portion of other liabilities	0.0	19.6
Hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Other liabilities	9.2	4.8
Non-hedge derivative
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 1.9	$ 13.9